Additional Notes - Summary of Sensitivity Analysis of Foreign Exchange Rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Increase of the Euro by 10%
Foreign Exchange Rates [Line Items]
Foreign exchange, sensitivity analysis	€ 7.3	€ 15.6	€ 39.3
Decrease of the Euro by 10%
Foreign Exchange Rates [Line Items]
Foreign exchange, sensitivity analysis	€ (9.3)	€ (19.7)	€ (48.0)